Income Taxes - Summary of components of income tax provision (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Current
Federal	$ 1,467,919	$ 44,450
State
Deferred
Federal
State
Income tax provision expense	$ 1,467,919	$ 44,450